Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Schedule of Right-of-Use Assets

Right-of-Use Assets

Office Leases
Cost:	$
At December 31, 2019 and 2020	934,659
Addition: Lease amendment	76,502
At December 31, 2021	1,011,161
Depreciation:
At December 31, 2019	203,850
Charge for the year	203,850
At December 31, 2020	407,700
Charge for the year	202,434
At December 31, 2021	610,134
Net book value:
At December 31, 2020	526,959
At December 31, 2021	401,027

Schedule of Lease Liabilities

NOTE 5 – Right-of-Use Assets and Lease Liabilities (continued)

Lease Liabilities

$
At December 31, 2019	729,878
Lease payments made	(213,254)
Interest expense on lease liabilities	48,572
Foreign exchange adjustment	(921)
At December 31, 2020	564,275
Lease payments made	(214,451)
Interest expense on lease liabilities	34,697
Addition: Lease amendment	31,376
Foreign exchange adjustment	(2,279)
413,618
Less: current portion	(151,511)
At December 31, 2021	262,107

Schedule of Remaining Minimum Future Lease Payments, Excluding Estimated Operating Costs

The remaining minimum future lease payments, excluding estimated operating costs, for the term of the lease including assumed renewal periods are as follows:

$
Fiscal 2022	175,032
Fiscal 2023	74,119
Fiscal 2024	77,186
Fiscal 2025 and beyond	149,261